COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) (USD $)	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
2014	$ 145,735
2015	16,200
2016	16,200
Total	$ 178,135